Insurance Contracts - Summary of Sensitivity Analysis of Net Result and Shareholders' Equity to Changes in Various Underwriting Risks (Detail) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
On Share Holders Equity Insurance Contracts [member] | Twenty Percentage Increase In Lapse Rates [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Sensitivity analysis of shareholders' equity	€ 70	€ (151)
On Share Holders Equity Insurance Contracts [member] | Twenty Percentage Decrease In Lapse Rates [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Sensitivity analysis of shareholders' equity	(67)	47
On Share Holders Equity Insurance Contracts [member] | Five Percentage Increase In Mortality Rates [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Sensitivity analysis of shareholders' equity	(83)	52
On Share Holders Equity Insurance Contracts [member] | Five Percentage Decrease In Mortality Rates [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Sensitivity analysis of shareholders' equity	33	(217)
On Share Holders Equity Insurance Contracts [member] | Ten Percentage Increase In Morbidity Rates [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Sensitivity analysis of shareholders' equity	(213)	(225)
On Share Holders Equity Insurance Contracts [member] | Ten Percentage Decrease In Morbidity Rates [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Sensitivity analysis of shareholders' equity	99	134
Insurance [member] | Twenty Percentage Increase In Lapse Rates [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Sensitivity analysis of net result	71	156
Insurance [member] | Twenty Percentage Decrease In Lapse Rates [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Sensitivity analysis of net result	(72)	(157)
Insurance [member] | Five Percentage Increase In Mortality Rates [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Sensitivity analysis of net result	(90)	344
Insurance [member] | Five Percentage Decrease In Mortality Rates [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Sensitivity analysis of net result	48	(354)
Insurance [member] | Ten Percentage Increase In Morbidity Rates [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Sensitivity analysis of net result	(205)	(235)
Insurance [member] | Ten Percentage Decrease In Morbidity Rates [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Sensitivity analysis of net result	€ 96	€ 140